iShares
®
MSCI All Country Asia ex Japan ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
China  —  25 .9%
360 Security Technology, Inc. , Class A ........... 193,600 $ 318,022
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 70,449 222,663
3SBio, Inc.
(a) (b) (c)
.......................... 666,000 1,992,096
AAC Technologies Holdings, Inc. .............. 289,500 1,340,786
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 13,800 766,899
AECC Aviation Power Co. Ltd. , Class A .......... 71,491 485,387
Agricultural Bank of China Ltd. , Class A .......... 1,911,600 1,933,802
Agricultural Bank of China Ltd. , Class H .......... 10,090,000 7,871,192
Aier Eye Hospital Group Co. Ltd. , Class A ........ 241,960 382,423
Air China Ltd. , Class A
(b)
.................... 352,019 347,734
Akeso, Inc.
(a) (b) (c)
.......................... 239,000 4,192,529
Alibaba Group Holding Ltd. .................. 6,277,940 103,466,786
Alibaba Health Information Technology Ltd.
(a) (b)
..... 2,120,000 1,198,127
Aluminum Corp. of China Ltd. , Class A .......... 307,099 530,243
Aluminum Corp. of China Ltd. , Class H .......... 1,414,000 2,070,884
Angel Yeast Co. Ltd. , Class A ................. 35,298 194,284
Anhui Conch Cement Co. Ltd. , Class A .......... 105,680 326,883
Anhui Conch Cement Co. Ltd. , Class H .......... 413,000 1,034,747
Anhui Gujing Distillery Co. Ltd. , Class A .......... 8,135 127,695
Anhui Jianghuai Automobile Group Corp. Ltd. , Class
A
(b)
................................. 65,700 456,925
ANTA Sports Products Ltd. .................. 459,200 4,810,589
APT Medical, Inc. , Class A ................... 2,901 101,015
Avary Holding Shenzhen Co. Ltd. , Class A ........ 53,400 569,878
AviChina Industry & Technology Co. Ltd. , Class H ... 883,000 388,990
Baidu, Inc. , Class A
(b)
...................... 812,820 12,835,243
Bank of Beijing Co. Ltd. , Class A .............. 545,600 423,302
Bank of Chengdu Co. Ltd. , Class A ............. 88,000 246,690
Bank of China Ltd. , Class A .................. 920,400 774,419
Bank of China Ltd. , Class H .................. 25,711,000 16,695,686
Bank of Communications Co. Ltd. , Class A ........ 1,192,986 1,186,884
Bank of Communications Co. Ltd. , Class H ....... 3,065,100 2,803,601
Bank of Hangzhou Co. Ltd. , Class A ............ 216,660 551,859
Bank of Jiangsu Co. Ltd. , Class A .............. 457,600 756,037
Bank of Nanjing Co. Ltd. , Class A .............. 281,600 484,362
Bank of Ningbo Co. Ltd. , Class A .............. 178,825 869,093
Bank of Shanghai Co. Ltd. , Class A ............. 345,041 473,776
Baoshan Iron & Steel Co. Ltd. , Class A .......... 492,895 456,192
Beijing Enterprises Holdings Ltd. .............. 158,500 627,322
Beijing Kingsoft Office Software, Inc. , Class A ...... 12,600 466,747
Beijing New Building Materials PLC , Class A ...... 43,026 163,381
Beijing Tong Ren Tang Co. Ltd. , Class A ......... 34,465 140,105
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. ,
Class A
(b)
............................. 26,333 152,045
Beijing-Shanghai High Speed Railway Co. Ltd. , Class A 1,126,400 808,766
BeOne Medicines Ltd. , Class H
(b)
.............. 314,930 7,148,649
Bilibili, Inc. , Class Z
(b)
...................... 93,288 2,049,926
BOC Aviation Ltd.
(c)
....................... 70,600 724,945
BOE Technology Group Co. Ltd. , Class A ......... 1,020,800 611,823
Bosideng International Holdings Ltd.
(a)
........... 1,896,000 1,037,563
BYD Co. Ltd. , Class A ...................... 129,650 1,967,520
BYD Co. Ltd. , Class H ..................... 1,337,700 17,794,305
BYD Electronic International Co. Ltd.
(a)
.......... 299,500 1,023,497
C&D International Investment Group Ltd. ......... 353,000 671,468
Caitong Securities Co. Ltd. , Class A ............ 350,908 426,142
Cambricon Technologies Corp. Ltd. , Class A
(b)
..... 10,125 2,547,486
CGN Power Co. Ltd. , Class H
(c)
............... 3,759,000 1,674,858
Changjiang Securities Co. Ltd. , Class A .......... 366,900 431,682
Chaozhou Three-Circle Group Co. Ltd. , Class A .... 64,972 824,801
China CITIC Bank Corp. Ltd. , Class A ........... 272,200 335,108
Security Shares Value
a
China (continued)
China CITIC Bank Corp. Ltd. , Class H ........... 2,998,200 $ 3,144,211
China CITIC Financial Asset Management Co. Ltd. ,
Class H
(b) (c)
........................... 5,249,000 498,972
China Coal Energy Co. Ltd. , Class H ............ 706,000 1,320,811
China Construction Bank Corp. , Class A ......... 581,000 845,638
China Construction Bank Corp. , Class H ......... 34,936,390 39,436,168
China CSSC Holdings Ltd. , Class A ............ 186,600 1,140,701
China Eastern Airlines Corp. Ltd. , Class A
(b)
....... 440,095 279,074
China Energy Engineering Corp. Ltd. , Class A ..... 799,900 332,170
China Everbright Bank Co. Ltd. , Class A ......... 1,115,100 509,661
China Feihe Ltd.
(a) (c)
....................... 1,233,000 550,148
China Galaxy Securities Co. Ltd. , Class A ........ 177,051 332,837
China Galaxy Securities Co. Ltd. , Class H ........ 1,383,500 1,475,214
China Gas Holdings Ltd. .................... 1,020,800 946,895
China Gold International Resources Corp. Ltd. ..... 88,000 1,890,270
China Greatwall Technology Group Co. Ltd. , Class A
(b)
106,500 309,128
China Hongqiao Group Ltd.
(a)
................. 1,056,000 4,470,096
China International Capital Corp. Ltd. , Class A ..... 118,100 594,983
China International Capital Corp. Ltd. , Class H
(c)
.... 640,800 1,672,931
China Jushi Co. Ltd. , Class A ................. 123,871 628,960
China Life Insurance Co. Ltd. , Class A ........... 52,890 284,849
China Life Insurance Co. Ltd. , Class H .......... 2,752,000 10,152,269
China Literature Ltd.
(a) (b) (c)
................... 140,800 445,323
China Longyuan Power Group Corp. Ltd. , Class H .. 862,000 732,961
China Mengniu Dairy Co. Ltd. ................ 1,165,000 2,594,468
China Merchants Bank Co. Ltd. , Class A ......... 458,004 2,568,787
China Merchants Bank Co. Ltd. , Class H ......... 1,430,446 8,657,824
China Merchants Energy Shipping Co. Ltd. , Class A . 208,500 535,549
China Merchants Expressway Network & Technology
Holdings Co. Ltd. , Class A ................. 158,400 218,200
China Merchants Port Holdings Co. Ltd. ......... 426,180 847,663
China Merchants Securities Co. Ltd. , Class A ...... 211,265 487,562
China Merchants Shekou Industrial Zone Holdings Co.
Ltd. , Class A .......................... 153,060 194,931
China Minsheng Banking Corp. Ltd. , Class A ...... 653,398 353,899
China Minsheng Banking Corp. Ltd. , Class H ...... 2,464,020 1,124,462
China National Building Material Co. Ltd. , Class H ... 1,408,000 917,521
China National Chemical Engineering Co. Ltd. , Class A 193,656 244,361
China National Nuclear Power Co. Ltd. , Class A .... 422,400 556,605
China National Software & Service Co. Ltd. , Class A
(b)
38,350 212,631
China Nonferrous Mining Corp. Ltd. ............ 557,000 968,458
China Northern Rare Earth Group High-Tech Co. Ltd. ,
Class A .............................. 96,500 752,562
China Oilfield Services Ltd. , Class H ............ 704,000 850,032
China Overseas Land & Investment Ltd. ......... 1,408,260 2,418,933
China Pacific Insurance Group Co. Ltd. , Class A .... 174,598 955,795
China Pacific Insurance Group Co. Ltd. , Class H .... 950,400 4,148,844
China Petroleum & Chemical Corp. , Class A ....... 774,492 611,869
China Petroleum & Chemical Corp. , Class H ...... 8,330,000 4,921,279
China Power International Development Ltd. ...... 1,265,000 528,744
China Railway Group Ltd. , Class A ............. 475,200 354,088
China Railway Group Ltd. , Class H ............. 1,433,000 694,691
China Resources Beer Holdings Co. Ltd. ......... 590,500 2,034,688
China Resources Gas Group Ltd. .............. 334,400 803,313
China Resources Land Ltd. .................. 1,173,055 4,928,627
China Resources Microelectronics Ltd. , Class A .... 37,996 317,171
China Resources Mixc Lifestyle Services Ltd.
(c)
..... 247,000 1,491,777
China Resources Power Holdings Co. Ltd.
(a)
....... 704,000 1,736,034
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd. , Class A .......................... 44,933 170,425
China Ruyi Holdings Ltd.
(b)
................... 4,236,000 792,317
China Shenhua Energy Co. Ltd. , Class A ......... 140,698 988,055
China Shenhua Energy Co. Ltd. , Class H ......... 1,244,500 7,730,672
China Southern Airlines Co. Ltd. , Class A
(b)
........ 334,400 265,474

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
China State Construction Engineering Corp. Ltd. , Class
A .................................. 771,700 $ 555,433
China State Construction International Holdings Ltd. . 422,000 488,674
China Taiping Insurance Holdings Co. Ltd. ........ 554,990 1,586,659
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 597,700 358,334
China Tourism Group Duty Free Corp. Ltd. , Class A .. 47,098 454,337
China Tower Corp. Ltd. , Class H
(c)
.............. 1,585,700 2,247,118
China United Network Communications Ltd. , Class A . 696,800 462,221
China Vanke Co. Ltd. , Class A
(b)
............... 229,007 131,395
China Yangtze Power Co. Ltd. , Class A .......... 520,148 2,080,211
China Zheshang Bank Co. Ltd. , Class A .......... 510,400 221,905
Chongqing Changan Automobile Co. Ltd. , Class A ... 176,078 246,038
Chongqing Rural Commercial Bank Co. Ltd. , Class A . 199,700 212,818
Chongqing Rural Commercial Bank Co. Ltd. , Class H 833,000 739,145
Chongqing Zhifei Biological Products Co. Ltd. , Class
A
(b)
................................. 53,191 118,394
Chow Tai Fook Jewellery Group Ltd.
(a)
........... 722,400 990,291
CITIC Ltd. .............................. 1,452,000 2,413,012
CITIC Securities Co. Ltd. , Class A .............. 281,817 1,127,194
CITIC Securities Co. Ltd. , Class H ............. 586,025 2,080,642
CMOC Group Ltd. , Class A .................. 492,800 1,359,681
CMOC Group Ltd. , Class H .................. 1,302,000 2,977,013
CNPC Capital Co. Ltd. , Class A ............... 245,700 339,529
Contemporary Amperex Technology Co. Ltd. , Class A 100,898 6,479,050
Contemporary Amperex Technology Co. Ltd. , Class H
(a)
35,200 2,782,066
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class A .............................. 120,700 380,956
COSCO SHIPPING Holdings Co. Ltd. , Class A ..... 334,612 693,246
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 927,899 1,705,936
CRRC Corp. Ltd. , Class A ................... 563,200 492,194
CRRC Corp. Ltd. , Class H ................... 1,459,000 971,194
CSC Financial Co. Ltd. , Class A ............... 151,099 510,971
CSPC Innovation Pharmaceutical Co. Ltd. , Class A .. 53,080 235,980
CSPC Pharmaceutical Group Ltd. .............. 3,009,440 3,279,014
Daqin Railway Co. Ltd. , Class A ............... 275,900 212,844
Dongfang Electric Corp. Ltd. , Class A ........... 88,088 505,545
Dongxing Securities Co. Ltd. , Class A ........... 144,098 279,818
East Money Information Co. Ltd. , Class A ......... 362,314 1,084,790
Eastroc Beverage Group Co. Ltd. , Class A ........ 10,800 322,559
Ecovacs Robotics Co. Ltd. , Class A ............. 17,600 168,638
ENN Energy Holdings Ltd. ................... 297,900 2,335,331
Eoptolink Technology, Inc. Ltd. , Class A .......... 22,460 1,739,282
Eve Energy Co. Ltd. , Class A ................. 42,916 459,218
Everbright Securities Co. Ltd. , Class A ........... 186,693 416,434
Far East Horizon Ltd.
(a)
..................... 880,000 843,510
Focus Media Information Technology Co. Ltd. , Class A 405,940 374,534
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 104,564 592,314
Founder Securities Co. Ltd. , Class A ............ 385,500 406,526
Foxconn Industrial Internet Co. Ltd. , Class A ....... 297,600 2,764,088
Fuyao Glass Industry Group Co. Ltd. , Class A ...... 52,871 457,707
Fuyao Glass Industry Group Co. Ltd. , Class H
(c)
.... 211,200 1,604,392
Ganfeng Lithium Group Co. Ltd. , Class A ......... 49,557 648,351
Ganfeng Lithium Group Co. Ltd. , Class H
(c)
....... 176,200 1,895,226
GCL Technology Holdings Ltd.
(b)
............... 8,956,000 1,036,133
GD Power Development Co. Ltd. , Class A ........ 352,100 244,312
GDS Holdings Ltd. , Class A
(b)
................. 423,500 2,235,047
Geely Automobile Holdings Ltd. ............... 2,338,000 6,835,646
Genscript Biotech Corp.
(b)
................... 426,000 758,441
GF Securities Co. Ltd. , Class A ............... 171,400 534,560
GF Securities Co. Ltd. , Class H ............... 410,600 930,881
Giant Biogene Holding Co. Ltd.
(a) (c)
............. 136,200 528,979
GigaDevice Semiconductor, Inc. , Class A ......... 16,435 764,139
GoerTek, Inc. , Class A ..................... 113,697 412,274
Security Shares Value
a
China (continued)
Goldwind Science & Technology Co. Ltd. , Class A ... 79,813 $ 323,871
Goneo Group Co. Ltd. , Class A ............... 21,459 141,093
Gotion High-tech Co. Ltd. , Class A ............. 42,400 229,241
Great Wall Motor Co. Ltd. , Class H ............. 825,000 1,221,832
Gree Electric Appliances, Inc. of Zhuhai , Class A .... 53,338 313,212
Guangdong Haid Group Co. Ltd. , Class A ........ 48,599 355,569
Guangdong Investment Ltd. .................. 1,056,000 1,102,851
Guangzhou Automobile Group Co. Ltd. , Class A .... 207,500 214,571
Guangzhou Baiyunshan Pharmaceutical Holdings Co.
Ltd. , Class A .......................... 27,300 90,572
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 52,800 470,072
Guosen Securities Co. Ltd. , Class A ............ 216,600 340,818
Guotai Haitong Securities Co. Ltd. ............. 324,838 769,134
Guotai Haitong Securities Co. Ltd. , Class H
(c)
...... 724,176 1,242,601
Guoyuan Securities Co. Ltd. , Class A ........... 344,130 371,551
H World Group Ltd. , Class A , ADR ............. 74,574 3,851,001
Haidilao International Holding Ltd.
(a) (c)
........... 583,000 1,075,264
Haier Smart Home Co. Ltd. , Class A ............ 158,400 500,648
Haier Smart Home Co. Ltd. , Class H ............ 880,000 2,485,520
Hainan Airlines Holding Co. Ltd. , Class A
(b)
........ 1,592,400 351,989
Haitian International Holdings Ltd. ............. 176,000 477,513
Hangzhou First Applied Material Co. Ltd. , Class A ... 73,852 203,410
Hangzhou Silan Microelectronics Co. Ltd. , Class A .. 73,600 313,224
Hangzhou Tigermed Consulting Co. Ltd. , Class A ... 18,690 151,999
Hansoh Pharmaceutical Group Co. Ltd.
(c)
......... 570,000 2,730,111
Henan Shenhuo Coal Industry & Electricity Power Co.
Ltd. , Class A .......................... 83,300 395,158
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 88,028 357,779
Hengan International Group Co. Ltd. ............ 242,000 829,663
Hengli Petrochemical Co. Ltd. , Class A .......... 194,699 632,834
Hesai Group , Class B
(a) (b)
.................... 48,580 1,093,966
Hgtech Co. Ltd. , Class A .................... 14,300 250,215
Hithink RoyalFlush Information Network Co. Ltd. , Class
A .................................. 18,123 627,371
Horizon Robotics , Class B
(a) (b)
................ 1,925,400 1,811,631
Hoshine Silicon Industry Co. Ltd. , Class A ........ 35,200 231,037
Hua Hong Semiconductor Ltd. , Class H
(b) (c)
........ 288,000 4,242,431
Huadian Power International Corp. Ltd. , Class A .... 291,200 212,978
Huadong Medicine Co. Ltd. , Class A ............ 52,817 258,938
Huaneng Power International, Inc. , Class A ....... 352,000 360,634
Huaneng Power International, Inc. , Class H ....... 1,412,000 1,126,716
Huatai Securities Co. Ltd. , Class A ............. 193,600 545,542
Huatai Securities Co. Ltd. , Class H
(c)
............ 525,600 1,090,638
Huaxia Bank Co. Ltd. , Class A ................ 369,699 372,878
Huayu Automotive Systems Co. Ltd. , Class A ...... 88,200 240,924
Huizhou Desay Sv Automotive Co. Ltd. , Class A .... 17,888 271,763
Hundsun Technologies, Inc. , Class A ............ 70,673 279,044
Hygon Information Technology Co. Ltd. , Class A .... 52,220 2,293,619
IEIT Systems Co. Ltd. , Class A ................ 45,845 471,354
Iflytek Co. Ltd. , Class A ..................... 70,400 496,067
Imeik Technology Development Co. Ltd. , Class A ... 10,540 177,512
Industrial & Commercial Bank of China Ltd. , Class A . 1,478,400 1,610,570
Industrial & Commercial Bank of China Ltd. , Class H . 23,638,350 21,296,978
Industrial Bank Co. Ltd. , Class A ............... 492,825 1,293,519
Industrial Securities Co. Ltd. , Class A ........... 326,386 290,840
Ingenic Semiconductor Co. Ltd. , Class A ......... 18,000 330,744
Inner Mongolia BaoTou Steel Union Co. Ltd. , Class A . 1,281,696 508,565
Inner Mongolia Dian Tou Energy Corp. Ltd. , Class A . 79,050 376,085
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co. Ltd. , Class A ................... 193,600 158,928
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 140,887 566,993
Inner Mongolia Yitai Coal Co. Ltd. , Class B ....... 319,825 850,735

iShares
®
MSCI All Country Asia ex Japan ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
China (continued)
Innovent Biologics, Inc.
(b) (c)
................... 542,000 $ 6,329,168
J&T Global Express Ltd.
(b)
................... 905,200 1,132,583
JA Solar Technology Co. Ltd. , Class A
(b)
.......... 88,032 140,668
JCET Group Co. Ltd. , Class A ................ 53,100 357,570
JD Health International, Inc.
(b) (c)
............... 422,500 2,496,928
JD Logistics, Inc.
(b) (c)
....................... 721,600 1,405,381
JD.com, Inc. , Class A ...................... 878,782 13,313,655
Jiangsu Eastern Shenghong Co. Ltd. , Class A
(b)
.... 212,000 413,360
Jiangsu Expressway Co. Ltd. , Class H .......... 352,000 477,722
Jiangsu Hengli Hydraulic Co. Ltd. , Class A ........ 35,265 545,965
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 152,710 1,209,965
Jiangsu King's Luck Brewery JSC Ltd. , Class A ..... 35,200 141,660
Jiangsu Yanghe Distillery Co. Ltd. , Class A ........ 35,588 256,765
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. ,
Class A .............................. 35,027 150,498
Jiangsu Zhongtian Technology Co. Ltd. , Class A .... 115,500 563,781
Jiangxi Copper Co. Ltd. , Class A .............. 52,100 350,812
Jiangxi Copper Co. Ltd. , Class H .............. 419,000 1,991,283
Jinko Solar Co. Ltd. , Class A
(b)
................ 224,768 219,875
Kanzhun Ltd. , ADR ....................... 137,619 1,860,609
KE Holdings, Inc. , Class A ................... 741,254 4,115,907
Kingdee International Software Group Co. Ltd.
(b)
.... 1,124,000 1,243,518
Kingsoft Corp. Ltd.
(a)
....................... 387,200 1,143,807
Kuaishou Technology , Class B
(c)
............... 949,200 5,284,034
Kuang-Chi Technologies Co. Ltd. , Class A
(b)
....... 36,000 206,475
Kunlun Energy Co. Ltd. ..................... 1,332,000 1,281,844
Kunlun Tech Co. Ltd. , Class A
(b)
............... 27,500 198,178
Kweichow Moutai Co. Ltd. , Class A ............. 27,347 5,543,620
Laopu Gold Co. Ltd. , Class H
(a)
............... 9,800 699,708
LB Group Co. Ltd. , Class A .................. 101,700 251,747
Legend Biotech Corp. , Class A , ADR
(b)
........... 24,992 587,812
Lenovo Group Ltd. ........................ 2,916,000 4,384,853
Lens Technology Co. Ltd. , Class A ............. 118,586 451,969
Li Auto, Inc. , Class A
(a) (b)
.................... 457,636 4,027,299
Li Ning Co. Ltd. .......................... 838,000 2,181,707
Lingyi iTech Guangdong Co. , Class A ........... 218,900 454,709
Longfor Group Holdings Ltd.
(a) (c)
............... 792,000 820,058
LONGi Green Energy Technology Co. Ltd. , Class A
(b)
. 193,628 468,764
Luxshare Precision Industry Co. Ltd. , Class A ...... 176,030 1,748,411
Luzhou Laojiao Co. Ltd. , Class A .............. 35,200 516,352
Mango Excellent Media Co. Ltd. , Class A ......... 51,850 148,061
Maxscend Microelectronics Co. Ltd. , Class A ...... 17,664 257,594
Meitu, Inc.
(b) (c)
........................... 1,439,000 774,809
Meituan , Class B
(b) (c)
....................... 1,813,050 19,506,939
Metallurgical Corp. of China Ltd. , Class A ......... 399,008 172,182
Midea Group Co. Ltd. , Class A ................ 91,850 1,092,642
Midea Group Co. Ltd. , Class H ................ 140,800 1,627,036
MINISO Group Holding Ltd. .................. 197,760 729,704
MMG Ltd.
(b)
............................. 1,631,200 1,759,878
Montage Technology Co. Ltd. , Class A ........... 32,200 827,190
Muyuan Foods Co. Ltd. , Class A ............... 123,236 808,498
NARI Technology Co. Ltd. , Class A ............. 211,267 805,482
NAURA Technology Group Co. Ltd. , Class A ....... 17,765 1,405,926
NetEase Cloud Music, Inc.
(b) (c)
................ 36,650 541,240
NetEase, Inc. ........................... 639,370 14,967,126
New China Life Insurance Co. Ltd. , Class A ....... 35,799 339,210
New China Life Insurance Co. Ltd. , Class H ....... 354,000 2,324,804
New Hope Liuhe Co. Ltd. , Class A ............. 123,272 157,819
New Oriental Education & Technology Group, Inc. ... 492,880 2,689,400
Ningbo Deye Technology Co. Ltd. , Class A ........ 13,892 307,642
Ningbo Orient Wires & Cables Co. Ltd. , Class A .... 30,000 272,849
Ningbo Tuopu Group Co. Ltd. , Class A .......... 46,880 418,204
Ningxia Baofeng Energy Group Co. Ltd. , Class A ... 195,000 876,340
NIO, Inc. , Class A
(b)
....................... 682,122 4,401,411
Security Shares Value
a
China (continued)
Nongfu Spring Co. Ltd. , Class H
(c)
.............. 739,600 $ 4,472,849
OmniVision Integrated Circuits Group, Inc. ........ 30,210 437,150
Orient Overseas International Ltd.
(a)
............ 49,000 855,447
Orient Securities Co. Ltd./China , Class A ......... 217,513 299,679
PDD Holdings, Inc. , ADR
(a) (b)
................. 258,485 25,817,482
People's Insurance Co. Group of China Ltd. (The) ,
Class A .............................. 125,600 132,637
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 3,344,000 2,288,019
PetroChina Co. Ltd. , Class A ................. 510,400 913,669
PetroChina Co. Ltd. , Class H ................. 7,534,000 11,621,301
Pharmaron Beijing Co. Ltd. , Class A ............ 44,250 191,075
PICC Property & Casualty Co. Ltd. , Class H ....... 2,555,814 4,616,727
Ping An Bank Co. Ltd. , Class A ................ 500,338 842,432
Ping An Insurance Group Co of China Ltd. , Class A .. 251,099 2,189,973
Ping An Insurance Group Co of China Ltd. , Class H .. 2,428,500 19,739,086
Poly Developments and Holdings Group Co. Ltd. , Class
A .................................. 264,295 238,219
Pony AI, Inc. , Class A
(b)
..................... 70,600 692,165
Pop Mart International Group Ltd.
(a) (c)
............ 196,800 4,005,630
Postal Savings Bank of China Co. Ltd. , Class A ..... 704,000 522,493
Postal Savings Bank of China Co. Ltd. , Class H
(c)
... 3,093,000 1,988,867
Power Construction Corp. of China Ltd. , Class A .... 404,800 332,140
Qinghai Salt Lake Industry Co. Ltd. , Class A
(b)
...... 140,800 816,478
Range Intelligent Computing Technology Group Co.
Ltd. , Class A .......................... 35,500 467,619
Remegen Co. Ltd. , Class H
(b) (c)
................ 77,000 998,236
Rockchip Electronics Co. Ltd. , Class A .......... 12,300 332,112
Rongsheng Petrochemical Co. Ltd. , Class A ....... 281,668 577,021
SAIC Motor Corp. Ltd. , Class A ............... 176,098 356,722
Sanan Optoelectronics Co. Ltd. , Class A ......... 192,800 386,832
Sany Heavy Industry Co. Ltd. , Class A ........... 228,857 683,880
Satellite Chemical Co. Ltd. , Class A ............ 88,091 381,701
SDIC Power Holdings Co. Ltd. , Class A .......... 222,400 443,742
SenseTime Group, Inc. , Class B
(b) (c)
............ 10,363,000 2,648,548
Seres Group Co. Ltd. , Class A ................ 42,200 550,851
SF Holding Co. Ltd. , Class A ................. 88,095 479,564
SG Micro Corp. , Class A .................... 22,520 304,927
Shaanxi Coal Industry Co. Ltd. , Class A .......... 222,999 852,760
Shandong Gold Mining Co. Ltd. , Class A ......... 88,080 447,054
Shandong Gold Mining Co. Ltd. , Class H
(c)
........ 352,000 1,289,409
Shandong Hongqiao Aluminum Industry Holding Co.
Ltd. , Class A .......................... 115,600 424,589
Shandong Hualu Hengsheng Chemical Co. Ltd. , Class
A .................................. 68,720 387,297
Shandong Nanshan Aluminum Co. Ltd. , Class A .... 316,800 250,872
Shandong Sun Paper Industry JSC Ltd. , Class A .... 88,000 189,948
Shandong Weigao Group Medical Polymer Co. Ltd. ,
Class H ............................. 1,020,400 448,155
Shanghai Baosight Software Co. Ltd. , Class A ..... 52,847 176,158
Shanghai Electric Group Co. Ltd. , Class A
(b)
....... 316,800 376,622
Shanghai Fosun Pharmaceutical Group Co. Ltd. , Class
A .................................. 70,400 257,411
Shanghai International Airport Co. Ltd. , Class A ..... 35,200 140,644
Shanghai Pharmaceuticals Holding Co. Ltd. , Class A . 50,400 126,224
Shanghai Pudong Development Bank Co. Ltd. , Class A 704,095 955,752
Shanghai Putailai New Energy Technology Group Co.
Ltd. ................................ 54,260 289,379
Shanghai Rural Commercial Bank Co. Ltd. , Class A .. 308,800 405,668
Shanghai United Imaging Healthcare Co. Ltd. , Class A 20,020 322,225
Shanjin International Gold Co. Ltd. , Class A ....... 93,321 358,605
Shanxi Coking Coal Energy Group Co. Ltd. , Class A . 158,400 163,226
Shanxi Lu'an Environmental Energy Development Co.
Ltd. , Class A .......................... 84,400 199,657
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 27,880 585,117

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
Shengyi Technology Co. Ltd. , Class A ........... 68,600 $ 777,925
Shennan Circuits Co. Ltd. , Class A ............. 17,786 824,062
Shenwan Hongyuan Group Co. Ltd. , Class A ...... 725,797 505,257
Shenzhen Inovance Technology Co. Ltd. , Class A ... 44,700 450,728
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 27,875 690,004
Shenzhen New Industries Biomedical Engineering Co.
Ltd. , Class A .......................... 19,000 134,440
Shenzhen Salubris Pharmaceuticals Co. Ltd. , Class A 35,200 264,287
Shenzhen Transsion Holdings Co. Ltd. , Class A .... 37,305 315,940
Shenzhou International Group Holdings Ltd. ....... 299,200 1,823,749
Sichuan Chuantou Energy Co. Ltd. , Class A ....... 140,876 316,097
Sichuan Kelun Pharmaceutical Co. Ltd. , Class A .... 35,200 178,132
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(b)
............................ 18,100 1,094,817
Sichuan Road and Bridge Group Co. Ltd. , Class A ... 210,100 252,178
Sino Biopharmaceutical Ltd. ................. 3,876,250 2,698,117
Sinopharm Group Co. Ltd. , Class H ............ 451,200 1,073,297
Sinotruk Hong Kong Ltd. .................... 256,500 1,259,494
Smoore International Holdings Ltd.
(a) (c)
........... 704,000 841,536
SooChow Securities Co. Ltd. , Class A ........... 248,257 293,193
Spring Airlines Co. Ltd. , Class A ............... 30,116 208,418
Sungrow Power Supply Co. Ltd. , Class A ......... 48,860 993,965
Sunny Optical Technology Group Co. Ltd.
(a)
....... 262,800 2,163,530
Sunwoda Electronic Co. Ltd. , Class A ........... 62,899 254,718
SUPCON Technology Co. Ltd. , Class A .......... 30,659 357,631
Suzhou Dongshan Precision Manufacturing Co. Ltd. ,
Class A .............................. 46,800 1,290,382
Suzhou TFC Optical Communication Co. Ltd. , Class A 19,092 863,364
TAL Education Group , ADR
(b)
................. 151,612 1,685,925
TBEA Co. Ltd. , Class A ..................... 160,606 635,946
TCL Technology Group Corp. , Class A ........... 486,750 304,945
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(b)
......................... 113,098 143,937
Tencent Holdings Ltd. ...................... 2,338,200 142,004,114
Tencent Music Entertainment Group , ADR ........ 209,997 1,925,672
Tianqi Lithium Corp. , Class A
(b)
................ 49,100 579,164
Tianshui Huatian Technology Co. Ltd. , Class A ..... 95,900 185,090
Tingyi Cayman Islands Holding Corp. ........... 706,000 1,089,318
Tongcheng Travel Holdings Ltd. ............... 492,800 1,124,806
Tongling Nonferrous Metals Group Co. Ltd. , Class A . 420,400 382,665
Tongwei Co. Ltd. , Class A
(b)
.................. 105,600 270,758
Trina Solar Co. Ltd. , Class A
(b)
................ 70,596 180,115
Trip.com Group Ltd.
(b)
...................... 227,080 12,262,085
Tsingtao Brewery Co. Ltd. , Class A ............. 28,900 268,447
Tsingtao Brewery Co. Ltd. , Class H ............. 218,000 1,507,167
UBTech Robotics Corp. Ltd. , Class H
(b)
.......... 79,400 1,088,573
Unigroup Guoxin Microelectronics Co. Ltd. , Class A .. 26,699 304,489
Unisplendour Corp. Ltd. , Class A .............. 114,063 537,705
Verisilicon Microelectronics Shanghai Co. Ltd. , Class
A
(b)
................................. 12,139 506,248
Victory Giant Technology Huizhou Co. Ltd. , Class A .. 22,100 1,080,396
Vipshop Holdings Ltd. , ADR .................. 116,840 1,681,328
Wanhua Chemical Group Co. Ltd. , Class A ........ 70,429 926,332
Want Want China Holdings Ltd. ............... 1,614,000 910,805
Weichai Power Co. Ltd. , Class A ............... 200,800 923,868
Weichai Power Co. Ltd. , Class H .............. 686,600 3,413,011
Wens Foodstuff Group Co. Ltd. , Class A ......... 176,098 423,900
Western Securities Co. Ltd. , Class A ............ 295,799 312,143
Western Superconducting Technologies Co. Ltd. , Class
A .................................. 35,200 334,936
Wharf Holdings Ltd. (The)
(a)
.................. 366,000 1,208,396
Wingtech Technology Co. Ltd. , Class A
(b)
......... 55,000 226,401
Wuhan Guide Infrared Co. Ltd. , Class A
(b)
........ 138,160 301,227
Security Shares Value
a
China (continued)
Wuliangye Yibin Co. Ltd. , Class A .............. 88,061 $ 1,253,169
WUS Printed Circuit Kunshan Co. Ltd. , Class A ..... 43,850 667,774
WuXi AppTec Co. Ltd. , Class A ................ 52,864 856,781
WuXi AppTec Co. Ltd. , Class H
(c)
.............. 146,274 2,569,727
Wuxi Biologics Cayman, Inc.
(b) (c)
............... 1,292,500 5,522,524
WuXi XDC Cayman, Inc.
(b)
................... 156,000 1,184,544
XCMG Construction Machinery Co. Ltd. , Class A .... 299,298 437,391
Xiaomi Corp. , Class B
(b) (c)
................... 6,312,400 23,685,386
Xinjiang Daqo New Energy Co. Ltd. , Class A
(b)
..... 75,948 249,389
Xinyi Solar Holdings Ltd. .................... 2,112,000 777,489
XPeng, Inc. , Class A
(b)
..................... 462,202 3,694,156
XtalPi Holdings Ltd.
(b)
...................... 632,000 776,716
Yadea Group Holdings Ltd.
(c)
................. 402,000 617,435
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(a) (c)
........................... 153,500 3,957,832
Yankuang Energy Group Co. Ltd. , Class A ........ 136,720 457,318
Yankuang Energy Group Co. Ltd. , Class H ........ 1,224,700 2,569,614
Yantai Jereh Oilfield Services Group Co. Ltd. , Class A 29,201 587,109
Yealink Network Technology Corp. Ltd. , Class A .... 42,127 225,634
Yonyou Network Technology Co. Ltd. , Class A
(b)
.... 88,290 151,660
YTO Express Group Co. Ltd. , Class A ........... 88,000 277,362
Yum China Holdings, Inc. ................... 130,527 6,387,109
Yunnan Aluminium Co. Ltd. , Class A ............ 129,099 607,148
Yunnan Baiyao Group Co. Ltd. , Class A .......... 35,874 279,100
Yutong Bus Co. Ltd. , Class A ................. 53,400 276,801
Zangge Mining Co. Ltd. , Class A ............... 50,300 663,432
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 13,664 287,132
Zhaojin Mining Industry Co. Ltd. , Class H ......... 636,000 2,336,857
Zhejiang Century Huatong Group Co. Ltd. , Class A
(b)
. 178,800 419,043
Zhejiang China Commodities City Group Co. Ltd. ,
Class A .............................. 126,000 245,636
Zhejiang Chint Electrics Co. Ltd. , Class A ......... 70,400 338,518
Zhejiang Dahua Technology Co. Ltd. , Class A ...... 105,600 287,360
Zhejiang Huayou Cobalt Co. Ltd. , Class A ........ 63,400 624,496
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. ,
Class A .............................. 35,200 220,399
Zhejiang Juhua Co. Ltd. , Class A .............. 71,200 383,587
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(b) (c)
. 158,837 969,519
Zhejiang NHU Co. Ltd. , Class A ............... 105,812 540,349
Zhejiang Sanhua Intelligent Controls Co. Ltd. , Class A 57,100 395,963
Zhejiang Zheneng Electric Power Co. Ltd. , Class A .. 267,000 223,212
Zheshang Securities Co. Ltd. , Class A ........... 287,800 416,535
Zhongji Innolight Co. Ltd. , Class A ............. 24,594 3,106,644
Zhongjin Gold Corp. Ltd. , Class A .............. 120,600 462,647
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 193,700 885,048
Zijin Mining Group Co. Ltd. , Class A ............ 510,400 2,514,254
Zijin Mining Group Co. Ltd. , Class H ............ 2,183,811 10,141,615
Zoomlion Heavy Industry Science and Technology Co.
Ltd. , Class A .......................... 176,037 205,636
ZTE Corp. , Class A ....................... 88,000 474,597
ZTE Corp. , Class H ....................... 281,600 903,969
ZTO Express Cayman, Inc. .................. 154,524 3,915,460
994,822,229
a
Hong Kong  —  4 .1%
AIA Group Ltd. .......................... 3,811,800 41,848,850
BOC Hong Kong Holdings Ltd. ................ 1,338,000 7,696,428
CK Asset Holdings Ltd. ..................... 732,632 4,615,032
CK Hutchison Holdings Ltd. .................. 1,002,632 8,372,164
CK Infrastructure Holdings Ltd. ................ 255,000 2,146,739
CLP Holdings Ltd. ........................ 609,000 5,855,731
Futu Holdings Ltd. , ADR .................... 20,592 3,181,670
Galaxy Entertainment Group Ltd. .............. 759,000 3,238,170

iShares
®
MSCI All Country Asia ex Japan ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Hong Kong (continued)
Henderson Land Development Co. Ltd. .......... 575,166 $ 2,273,462
HKT Trust & HKT Ltd. , Class SS ............... 1,408,640 2,285,026
Hong Kong & China Gas Co. Ltd. .............. 4,269,763 3,953,041
Hong Kong Exchanges & Clearing Ltd. .......... 410,258 21,851,450
Hongkong Land Holdings Ltd. ................ 403,600 3,190,875
Jardine Matheson Holdings Ltd. ............... 62,200 4,240,316
Link REIT .............................. 885,600 4,459,255
MTR Corp. Ltd.
(a)
......................... 578,000 2,469,891
Power Assets Holdings Ltd. .................. 521,500 4,309,714
Sands China Ltd. ......................... 915,200 1,920,230
Sino Land Co. Ltd. ........................ 1,409,200 2,259,750
SITC International Holdings Co. Ltd. ............ 528,000 2,210,720
Sun Hung Kai Properties Ltd. ................. 539,000 9,436,315
Swire Pacific Ltd. , Class A ................... 133,500 1,452,077
Techtronic Industries Co. Ltd. ................. 536,000 7,771,838
WH Group Ltd.
(c)
......................... 2,657,500 3,230,054
Wharf Real Estate Investment Co. Ltd. .......... 637,000 1,994,761
Zijin Gold International Co. Ltd.
(b)
.............. 78,800 1,556,577
157,820,136
a
India  —  13 .4%
ABB India Ltd. ........................... 19,162 1,463,791
Adani Enterprises Ltd. ..................... 60,544 1,544,460
Adani Ports & Special Economic Zone Ltd. ........ 196,131 3,446,190
Adani Power Ltd.
(b)
........................ 1,108,335 2,607,973
Aditya Birla Capital Ltd.
(b)
................... 315,870 1,156,090
Alkem Laboratories Ltd. .................... 17,556 1,001,875
Ambuja Cements Ltd. ...................... 216,128 1,016,489
APL Apollo Tubes Ltd. ..................... 70,145 1,414,435
Apollo Hospitals Enterprise Ltd. ............... 39,248 3,168,128
Ashok Leyland Ltd. ....................... 1,149,406 1,975,585
Asian Paints Ltd. ......................... 138,321 3,589,213
Astral Ltd. .............................. 48,380 783,039
AU Small Finance Bank Ltd.
(c)
................ 212,666 2,284,404
Aurobindo Pharma Ltd. ..................... 91,939 1,352,931
Avenue Supermarts Ltd.
(b) (c)
.................. 57,607 2,796,637
Axis Bank Ltd. ........................... 830,642 11,141,042
Bajaj Auto Ltd. ........................... 24,824 2,622,774
Bajaj Finance Ltd. ........................ 1,025,584 10,186,753
Bajaj Finserv Ltd. ......................... 139,744 2,584,925
Bajaj Holdings & Investment Ltd. .............. 9,504 1,033,527
Balkrishna Industries Ltd. ................... 30,310 693,437
Bank of Baroda .......................... 420,467 1,173,116
Bharat Electronics Ltd. ..................... 1,345,540 6,142,673
Bharat Forge Ltd. ......................... 90,640 1,806,841
Bharat Heavy Electricals Ltd. ................. 411,136 1,532,864
Bharat Petroleum Corp. Ltd. ................. 552,237 1,758,420
Bharti Airtel Ltd. .......................... 925,411 18,498,898
Bosch Ltd. ............................. 2,832 1,077,456
Britannia Industries Ltd. .................... 39,342 2,373,442
BSE Ltd. .............................. 46,686 1,803,223
Canara Bank ............................ 680,187 970,792
CG Power & Industrial Solutions Ltd. ............ 267,648 2,299,322
Cholamandalam Investment and Finance Co. Ltd. ... 153,518 2,544,906
Cipla Ltd. .............................. 205,392 2,846,400
Coal India Ltd. ........................... 671,968 3,417,652
Colgate-Palmolive India Ltd. ................. 42,064 931,917
Coromandel International Ltd. ................ 44,195 927,261
Cummins India Ltd. ....................... 51,056 2,844,548
Dabur India Ltd. .......................... 186,736 871,320
Divi's Laboratories Ltd. ..................... 42,768 2,942,777
Dixon Technologies India Ltd. ................ 13,764 1,629,952
DLF Ltd. ............................... 260,989 1,624,561
Dr Reddy's Laboratories Ltd. ................. 194,832 2,721,000
Eicher Motors Ltd. ........................ 50,641 3,810,475
Security Shares Value
a
India (continued)
Eternal Ltd.
(b)
............................ 919,844 $ 2,413,589
Fortis Healthcare Ltd. ...................... 182,529 1,785,241
FSN E-Commerce Ventures Ltd.
(b)
............. 428,886 1,203,704
GAIL India Ltd. .......................... 832,405 1,439,966
GE Vernova T&D India Ltd. .................. 48,809 2,296,725
GMR Airports Ltd.
(b)
....................... 1,010,960 1,033,095
Godrej Consumer Products Ltd. ............... 147,840 1,671,052
Godrej Properties Ltd.
(b)
.................... 58,180 1,129,773
Grasim Industries Ltd. ...................... 101,376 2,997,883
Havells India Ltd. ......................... 78,654 1,030,104
HCL Technologies Ltd. ..................... 343,552 4,369,617
HDFC Asset Management Co. Ltd.
(c)
............ 70,576 2,025,046
HDFC Bank Ltd. ......................... 4,132,000 33,795,920
HDFC Life Insurance Co. Ltd.
(c)
............... 353,584 2,196,263
Hero MotoCorp Ltd. ....................... 44,370 2,397,617
Hindalco Industries Ltd. .................... 498,081 5,472,209
Hindustan Aeronautics Ltd. .................. 72,738 3,339,612
Hindustan Petroleum Corp. Ltd. ............... 341,374 1,353,162
Hindustan Unilever Ltd. ..................... 297,892 7,081,704
Hitachi Energy India Ltd. .................... 4,968 1,764,714
Hyundai Motor India Ltd. .................... 58,304 1,121,922
ICICI Bank Ltd. .......................... 1,920,619 25,771,505
ICICI Lombard General Insurance Co. Ltd.
(c)
....... 89,936 1,677,759
ICICI Prudential Life Insurance Co. Ltd.
(c)
......... 132,582 719,636
IDFC First Bank Ltd. ....................... 1,213,409 895,230
Indian Hotels Co. Ltd. (The) .................. 315,744 2,126,130
Indian Oil Corp. Ltd. ....................... 1,023,184 1,540,321
Indus Towers Ltd.
(b)
....................... 478,368 2,073,608
IndusInd Bank Ltd.
(b)
....................... 214,163 2,079,417
Info Edge India Ltd. ....................... 133,760 1,378,409
Infosys Ltd. ............................. 1,183,250 14,896,071
InterGlobe Aviation Ltd.
(c)
.................... 69,800 3,187,777
ITC Ltd. ............................... 1,051,322 3,500,419
Jindal Stainless Ltd. ....................... 126,242 1,025,864
Jindal Steel Ltd. .......................... 130,294 1,686,027
Jio Financial Services Ltd. ................... 1,036,536 2,702,525
JSW Energy Ltd. ......................... 162,910 967,067
JSW Steel Ltd. .......................... 221,485 2,965,164
Jubilant Foodworks Ltd. .................... 139,920 708,093
Kalyan Jewellers India Ltd. .................. 156,267 684,081
Kotak Mahindra Bank Ltd. ................... 2,000,876 8,126,111
L&T Finance Ltd. ......................... 368,831 1,092,857
Larsen & Toubro Ltd. ...................... 246,330 10,464,053
Lodha Developers Ltd.
(c)
.................... 104,077 992,022
LTM Ltd.
(c)
.............................. 27,576 1,250,417
Lupin Ltd. .............................. 91,520 2,237,034
Mahindra & Mahindra Ltd. ................... 341,924 11,214,167
Malco Energy Ltd.
(b)
....................... 502,480 640,715
Mankind Pharma Ltd. ...................... 46,797 1,113,892
Marico Ltd. ............................. 184,627 1,511,387
Maruti Suzuki India Ltd. .................... 45,683 6,444,992
Max Healthcare Institute Ltd. ................. 283,008 2,977,674
Mphasis Ltd. ............................ 45,148 1,090,021
MRF Ltd. .............................. 880 1,207,019
Muthoot Finance Ltd. ...................... 44,528 1,613,507
Nestle India Ltd. ......................... 244,060 3,760,043
NHPC Ltd. ............................. 1,176,560 1,035,562
NMDC Ltd. ............................. 1,185,471 1,134,692
NTPC Ltd. ............................. 1,571,230 6,634,493
Oberoi Realty Ltd. ........................ 48,208 852,545
Oil & Natural Gas Corp. Ltd. ................. 1,116,016 3,537,913
Oil India Ltd. ............................ 169,342 879,260
One 97 Communications Ltd.
(b)
................ 151,959 1,765,996
Oracle Financial Services Software Ltd. .......... 8,272 854,819

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
India (continued)
Page Industries Ltd. ....................... 2,030 $ 789,940
PB Fintech Ltd.
(b)
......................... 136,465 2,408,118
Persistent Systems Ltd. .................... 40,656 2,077,252
Petronet LNG Ltd. ........................ 281,600 823,943
Phoenix Mills Ltd. (The) .................... 76,320 1,423,293
PI Industries Ltd. ......................... 28,688 923,324
Pidilite Industries Ltd. ...................... 111,345 1,620,890
Polycab India Ltd. ........................ 19,820 1,702,290
Power Finance Corp. Ltd. ................... 539,440 2,560,917
Power Grid Corp. of India Ltd. ................ 1,640,739 5,525,195
Prestige Estates Projects Ltd. ................ 65,951 988,051
Punjab National Bank ...................... 764,977 886,194
Rail Vikas Nigam Ltd. ...................... 199,056 628,294
REC Ltd. .............................. 448,272 1,683,125
Reliance Industries Ltd. .................... 2,221,679 33,694,858
Samvardhana Motherson International Ltd. ....... 1,621,110 2,084,961
SBI Cards & Payment Services Ltd. ............ 107,184 731,261
SBI Life Insurance Co. Ltd.
(c)
................. 164,602 3,161,297
Shree Cement Ltd. ........................ 3,168 810,022
Shriram Finance Ltd. ...................... 521,697 5,188,590
Siemens Energy India Ltd. ................... 32,954 1,144,602
Siemens Ltd.
(b)
.......................... 30,976 1,248,437
Solar Industries India Ltd. ................... 10,324 1,686,436
SRF Ltd. .............................. 51,863 1,384,697
State Bank of India ........................ 685,911 7,758,336
Sun Pharmaceutical Industries Ltd. ............. 346,485 6,637,194
Sundaram Finance Ltd. ..................... 24,752 1,186,465
Supreme Industries Ltd. .................... 22,528 865,633
Suzlon Energy Ltd.
(b)
...................... 3,846,480 2,267,572
Swiggy Ltd.
(b)
........................... 504,844 1,448,652
Talwandi Sabo Power Ltd.
(b)
.................. 502,480 640,715
Tata Communications Ltd. ................... 44,880 750,447
Tata Consultancy Services Ltd. ............... 326,691 8,573,122
Tata Consumer Products Ltd. ................. 211,786 2,554,006
Tata Motors Ltd.
(b)
........................ 738,082 3,224,900
Tata Motors Passenger Vehicles Ltd. ............ 695,557 2,514,950
Tata Power Co. Ltd. (The) ................... 594,127 2,795,946
Tata Steel Ltd. ........................... 2,724,304 6,091,970
Tech Mahindra Ltd. ....................... 196,592 3,073,036
Titan Co. Ltd. ........................... 128,986 5,988,129
Torrent Pharmaceuticals Ltd. ................. 43,416 1,914,373
Torrent Power Ltd. ........................ 63,210 1,163,196
Trent Ltd. .............................. 67,841 2,978,396
Tube Investments of India Ltd. ................ 39,038 1,215,591
TVS Motor Co. Ltd. ....................... 90,640 3,356,570
UltraTech Cement Ltd. ..................... 42,785 5,249,659
Union Bank of India Ltd. .................... 596,232 1,048,677
United Spirits Ltd. ........................ 113,168 1,585,414
UPL Ltd. ............................... 182,688 1,242,947
Varun Beverages Ltd. ...................... 490,660 2,672,623
Vedanta Aluminium Metal Ltd.
(b)
............... 502,480 640,715
Vedanta Iron and Steel Ltd.
(b)
................. 502,480 640,715
Vedanta Ltd. ............................ 502,480 1,443,011
Vishal Mega Mart Ltd.
(b)
..................... 779,650 1,009,866
Vodafone Idea Ltd.
(b)
....................... 9,840,864 1,065,012
Voltas Ltd. ............................. 76,953 1,165,302
WAAREE Energies Ltd. .................... 24,114 796,901
Wipro Ltd. .............................. 952,512 2,029,580
Yes Bank Ltd.
(b)
.......................... 4,695,964 992,355
Zydus Lifesciences Ltd. .................... 79,376 750,269
513,856,958
a
Indonesia  —  0 .8%
Amman Mineral Internasional PT
(b)
............. 5,310,300 1,564,560
Astra International Tbk PT ................... 7,429,300 2,573,798
Security Shares Value
a
Indonesia (continued)
Bank Central Asia Tbk PT ................... 20,250,700 $ 6,865,800
Bank Mandiri Persero Tbk PT ................ 13,485,504 3,431,405
Bank Negara Indonesia Persero Tbk PT ......... 5,260,730 1,133,471
Bank Rakyat Indonesia Persero Tbk PT .......... 25,021,867 4,328,647
Barito Pacific Tbk PT
(b)
..................... 7,977,563 845,686
Barito Renewables Energy Tbk PT
(b)
............ 2,768,300 718,086
Bumi Resources Minerals Tbk PT
(b)
............. 22,935,000 1,068,051
Chandra Asri Pacific Tbk PT ................. 2,992,400 916,217
Charoen Pokphand Indonesia Tbk PT ........... 2,992,900 693,329
Dian Swastatika Sentosa Tbk PT
(b)
............. 9,314,500 869,030
GoTo Gojek Tokopedia Tbk PT , Class A
(b)
......... 316,079,410 986,036
Petrindo Jaya Kreasi Tbk PT ................. 7,438,100 515,640
Sumber Alfaria Trijaya Tbk PT ................ 6,866,100 525,453
Telkom Indonesia Persero Tbk PT ............. 17,763,500 2,905,805
United Tractors Tbk PT ..................... 561,243 941,890
30,882,904
a
Malaysia  —  1 .2%
AMMB Holdings Bhd ...................... 921,600 1,427,128
Axiata Group Bhd ........................ 1,073,600 635,266
CELCOMDIGI BHD ....................... 1,334,000 1,007,680
CIMB Group Holdings Bhd .................. 2,972,500 5,740,519
Gamuda Bhd
(a)
.......................... 1,622,400 1,810,389
Hong Leong Bank Bhd
(a)
.................... 226,000 1,266,715
IHH Healthcare Bhd ....................... 792,000 1,759,422
IOI Corp. Bhd ........................... 950,400 1,033,798
Kuala Lumpur Kepong Bhd .................. 186,100 994,345
Malayan Banking Bhd ...................... 2,203,200 6,152,720
Maxis Bhd ............................. 932,800 820,994
MISC Bhd .............................. 369,600 778,938
MR DIY Group M Bhd
(c)
..................... 1,158,200 487,019
Nestle Malaysia Bhd ....................... 28,800 786,081
Petronas Chemicals Group Bhd ............... 908,300 1,353,931
Petronas Dagangan Bhd .................... 88,000 447,146
Petronas Gas Bhd
(a)
....................... 317,000 1,422,369
Press Metal Aluminium Holdings Bhd ........... 1,161,600 2,524,136
Public Bank Bhd ......................... 5,408,650 6,377,802
QL Resources Bhd ........................ 659,250 630,782
RHB Bank Bhd .......................... 681,045 1,395,872
SD Guthrie Bhd .......................... 827,200 1,291,361
Sunway Bhd ............................ 926,700 1,254,967
Telekom Malaysia Bhd ..................... 422,400 796,534
Tenaga Nasional Bhd ...................... 945,000 3,463,421
YTL Corp. Bhd .......................... 1,159,320 597,075
YTL Power International Bhd ................. 1,104,840 1,064,445
47,320,855
a
Philippines  —  0 .3%
Ayala Corp. ............................. 86,048 654,511
Ayala Land, Inc. .......................... 2,487,800 611,074
Bank of the Philippine Islands ................ 669,802 975,149
BDO Unibank, Inc. ........................ 909,109 1,699,992
International Container Terminal Services, Inc. ..... 369,380 4,266,121
Jollibee Foods Corp. ...................... 193,100 499,437
Manila Electric Co. ........................ 97,420 1,033,230
Metropolitan Bank & Trust Co. ................ 748,100 815,335
PLDT, Inc. ............................. 27,835 567,866
SM Investments Corp. ..................... 72,090 710,639
SM Prime Holdings, Inc. .................... 3,810,025 1,177,560
13,010,914
a
Singapore  —  3 .4%
CapitaLand Ascendas REIT .................. 1,504,770 2,957,575
CapitaLand Integrated Commercial Trust ......... 2,172,691 4,046,672
CapitaLand Investment Ltd. .................. 854,900 1,874,898

iShares
®
MSCI All Country Asia ex Japan ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Singapore (continued)
DBS Group Holdings Ltd. ................... 769,550 $ 35,484,464
Grab Holdings Ltd. , Class A
(b)
................. 893,571 3,413,441
Keppel Ltd.
(a)
............................ 531,600 4,550,186
Keppel REIT ............................ 59,067 41,587
Oversea-Chinese Banking Corp. Ltd. ........... 1,228,575 21,196,112
Sea Ltd. , Class A , ADR
(b)
.................... 144,449 12,260,831
Sembcorp Industries Ltd. ................... 326,700 1,714,502
Singapore Airlines Ltd. ..................... 577,000 2,857,724
Singapore Exchange Ltd. ................... 304,400 5,204,857
Singapore Technologies Engineering Ltd. ......... 570,000 4,830,452
Singapore Telecommunications Ltd. ............ 2,711,700 9,821,229
United Overseas Bank Ltd. .................. 453,600 12,918,101
Wilmar International Ltd. .................... 700,900 1,999,229
Yangzijiang Shipbuilding Holdings Ltd. ........... 943,700 3,218,454
128,390,314
a
South Korea  —  20 .2%
Alteogen, Inc. ........................... 14,761 3,727,369
Amorepacific Corp. ....................... 10,032 919,765
APR Corp. ............................. 8,991 2,573,274
Celltrion, Inc. ............................ 54,791 7,463,235
DB Insurance Co. Ltd. ..................... 16,388 1,864,848
Doosan Co. Ltd. ......................... 2,629 2,902,515
Doosan Enerbility Co. Ltd.
(b)
.................. 164,256 14,315,355
Ecopro BM Co. Ltd. ....................... 18,304 2,577,328
Ecopro Co. Ltd.
(a) (b)
........................ 37,218 3,895,463
Hana Financial Group, Inc. .................. 102,897 8,939,850
Hanjin Kal Corp. ......................... 9,094 697,412
Hankook Tire & Technology Co. Ltd. ............ 27,280 1,097,776
Hanmi Semiconductor Co. Ltd. ................ 15,984 4,049,536
Hanwha Aerospace Co. Ltd. ................. 12,214 11,668,850
Hanwha Ocean Co. Ltd.
(b)
................... 50,338 4,503,853
Hanwha Systems Co. Ltd.
(a)
.................. 28,338 2,241,132
HD Hyundai Co. Ltd. ...................... 16,483 3,499,599
HD Hyundai Electric Co. Ltd. ................. 8,728 7,505,369
HD Hyundai Heavy Industries Co. Ltd.
(a)
......... 13,465 6,270,598
HD Hyundai Marine Solution Co. Ltd. ........... 5,995 1,083,933
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 15,488 4,849,722
HLB, Inc.
(b)
............................. 44,704 1,851,431
HMM Co. Ltd. ........................... 82,091 1,144,280
HYBE Co. Ltd.
(a) (b)
........................ 8,449 1,513,920
Hyosung Heavy Industries Corp. .............. 2,041 5,498,066
Hyundai Engineering & Construction Co. Ltd. ...... 28,625 3,170,224
Hyundai Glovis Co. Ltd. .................... 13,858 2,139,725
Hyundai Mobis Co. Ltd. ..................... 21,555 6,234,114
Hyundai Motor Co. ........................ 48,599 17,615,182
Hyundai Rotem Co. Ltd. .................... 28,061 5,135,030
Industrial Bank of Korea .................... 103,277 1,583,118
Kakao Corp. ............................ 112,492 3,621,461
KakaoBank Corp.
(a)
....................... 64,240 1,061,949
KB Financial Group, Inc. .................... 132,598 14,520,158
Kia Corp. .............................. 85,624 8,831,406
Korea Aerospace Industries Ltd. ............... 27,045 3,098,458
Korea Electric Power Corp. .................. 87,223 2,613,363
Korea Investment Holdings Co. Ltd. ............ 15,862 2,606,499
Korean Air Lines Co. Ltd. ................... 64,064 1,072,272
Krafton, Inc.
(b)
........................... 10,099 1,815,762
KT&G Corp. ............................ 34,367 4,131,362
LG Chem Ltd.
(a)
.......................... 18,257 4,944,781
LG Corp. .............................. 31,567 2,130,415
LG Display Co. Ltd.
(a) (b)
..................... 107,008 893,458
LG Electronics, Inc. ....................... 38,284 3,687,247
LG Energy Solution Ltd.
(b)
................... 17,072 5,359,469
LG Uplus Corp. .......................... 46,362 497,127
LIG Defense&Aerospace Co. Ltd. .............. 4,898 3,107,482
Security Shares Value
a
South Korea (continued)
LS Electric Co. Ltd. ....................... 28,100 $ 5,396,489
Meritz Financial Group, Inc.
(a) (b)
................ 28,823 2,181,329
Mirae Asset Securities Co. Ltd.
(a)
.............. 73,933 3,283,954
NAVER Corp. ........................... 51,568 7,407,340
NH Investment & Securities Co. Ltd. ............ 52,976 1,214,686
POSCO Future M Co. Ltd. ................... 13,359 2,295,751
POSCO Holdings, Inc. ..................... 26,418 8,332,263
Posco International Corp. ................... 19,381 1,140,751
Samsung Biologics Co. Ltd.
(b) (c)
................ 4,155 4,142,697
Samsung C&T Corp. ...................... 31,430 6,421,289
Samsung Electro-Mechanics Co. Ltd. ........... 20,690 11,869,545
Samsung Electronics Co. Ltd. ................ 1,728,458 260,284,316
Samsung Episholdings Co. Ltd.
(b)
.............. 2,723 1,005,770
Samsung Fire & Marine Insurance Co. Ltd. ....... 10,710 3,328,823
Samsung Heavy Industries Co. Ltd.
(b)
........... 259,072 5,706,474
Samsung Life Insurance Co. Ltd. .............. 29,216 4,969,034
Samsung SDI Co. Ltd.
(b)
.................... 21,929 10,385,727
Samsung SDS Co. Ltd. ..................... 15,488 1,753,089
Samyang Foods Co. Ltd.
(a)
.................. 1,591 1,444,514
Shinhan Financial Group Co. Ltd. .............. 160,022 10,866,885
SK Biopharmaceuticals Co. Ltd.
(a) (b)
............. 11,265 769,208
SK hynix, Inc. ........................... 199,282 177,713,310
SK Innovation Co. Ltd.
(b)
.................... 24,304 2,412,829
SK Square Co. Ltd.
(b)
...................... 33,814 19,679,771
SK Telecom Co. Ltd. ....................... 38,308 2,482,438
SK, Inc. ............................... 13,024 3,791,224
S-Oil Corp. ............................. 16,017 1,457,737
Woori Financial Group, Inc. .................. 244,469 5,574,906
Yuhan Corp. ............................ 19,192 1,197,215
775,033,905
a
Taiwan  —  28 .3%
Accton Technology Corp. ................... 187,000 13,695,233
Advantech Co. Ltd. ....................... 176,927 2,023,239
Airtac International Group ................... 52,109 2,432,965
Alchip Technologies Ltd. .................... 30,000 4,012,647
ASE Technology Holding Co. Ltd. .............. 1,232,110 19,312,892
Asia Cement Corp. ........................ 811,448 899,791
Asia Vital Components Co. Ltd. ............... 121,000 11,077,948
ASPEED Technology, Inc. ................... 11,000 5,913,296
Asustek Computer, Inc. ..................... 258,100 4,782,078
Bizlink Holding, Inc. ....................... 65,000 5,836,553
Caliway Biopharmaceuticals Co. Ltd.
(b)
.......... 373,000 1,237,476
Catcher Technology Co. Ltd. ................. 192,000 1,264,644
Cathay Financial Holding Co. Ltd. .............. 3,357,374 8,195,729
Chailease Holding Co. Ltd. .................. 544,802 1,996,676
Chang Hwa Commercial Bank Ltd. ............. 2,567,982 1,716,583
China Airlines Ltd. ........................ 880,000 498,747
China Steel Corp. ........................ 4,051,484 2,405,630
Chroma ATE, Inc. ......................... 138,000 9,429,583
Chunghwa Telecom Co. Ltd. ................. 1,336,110 5,736,864
Compal Electronics, Inc. .................... 1,586,000 1,466,197
CTBC Financial Holding Co. Ltd. .............. 5,975,456 9,883,543
Delta Electronics, Inc. ...................... 714,000 50,069,569
E Ink Holdings, Inc. ....................... 317,000 1,394,885
E.Sun Financial Holding Co. Ltd. .............. 5,310,254 5,337,991
Elite Material Co. Ltd. ...................... 107,000 15,943,494
eMemory Technology, Inc. ................... 25,000 3,166,070
Eva Airways Corp. ........................ 880,000 931,971
Evergreen Marine Corp. Taiwan Ltd. ............ 384,376 2,458,915
Far Eastern New Century Corp. ............... 955,040 779,623
Far EasTone Telecommunications Co. Ltd. ........ 677,000 2,019,060
First Financial Holding Co. Ltd. ................ 4,078,452 3,725,109
Formosa Chemicals & Fibre Corp. ............. 1,267,740 2,109,751
Formosa Plastics Corp. ..................... 1,422,400 2,322,672

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Taiwan (continued)
Fortune Electric Co. Ltd. .................... 61,640 $ 1,755,289
Fubon Financial Holding Co. Ltd. .............. 3,066,194 8,738,927
Gigabyte Technology Co. Ltd. ................ 194,000 1,689,303
Global Unichip Corp. ...................... 31,000 4,286,135
Globalwafers Co. Ltd. ...................... 109,000 2,048,191
Gold Circuit Electronics Ltd. .................. 117,000 5,296,114
Hon Hai Precision Industry Co. Ltd. ............. 4,599,516 32,495,667
Hon Precision, Inc. ........................ 29,000 4,551,204
Hotai Motor Co. Ltd. ....................... 107,980 1,630,169
Hua Nan Financial Holdings Co. Ltd. ............ 3,238,910 3,276,273
Innolux Corp. ........................... 2,685,103 2,051,585
International Games System Co. Ltd. ........... 81,000 1,925,297
Inventec Corp. ........................... 1,124,460 1,647,370
Jentech Precision Industrial Co. Ltd. ............ 31,000 5,396,972
KGI Financial Holding Co. Ltd. ................ 5,865,211 3,997,424
King Slide Works Co. Ltd. ................... 22,000 2,791,105
King Yuan Electronics Co. Ltd. ................ 416,000 4,067,399
Largan Precision Co. Ltd. ................... 38,000 3,051,318
Lite-On Technology Corp. ................... 739,371 3,964,416
Lotes Co. Ltd. ........................... 33,000 2,777,566
MediaTek, Inc. ........................... 558,391 46,615,382
Mega Financial Holding Co. Ltd. ............... 4,148,395 5,136,187
Nan Ya Plastics Corp. ...................... 1,895,000 5,439,378
Novatek Microelectronics Corp. ............... 217,000 2,818,583
Pegatron Corp. .......................... 704,000 1,841,836
PharmaEssentia Corp. ..................... 112,534 2,347,677
President Chain Store Corp. ................. 176,000 1,244,033
Quanta Computer, Inc. ..................... 992,000 9,891,098
Realtek Semiconductor Corp. ................ 180,642 3,083,995
Shanghai Commercial & Savings Bank Ltd. (The) ... 1,408,982 1,736,519
SinoPac Financial Holdings Co. Ltd. ............ 4,425,090 4,335,974
Taiwan Business Bank ..................... 2,614,684 1,353,686
Taiwan Cooperative Financial Holding Co. Ltd. ..... 4,015,529 2,913,302
Taiwan High Speed Rail Corp. ................ 528,000 441,604
Taiwan Mobile Co. Ltd. ..................... 627,000 2,206,457
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 9,001,670 624,912,571
TCC Group Holdings Co. Ltd. ................ 2,336,464 1,812,787
Teco Electric and Machinery Co. Ltd. ............ 462,000 929,808
TS Financial Holding Co. Ltd. ................. 7,799,785 5,883,497
Unimicron Technology Corp. ................. 476,713 13,540,242
Uni-President Enterprises Corp. ............... 1,727,694 3,784,281
United Microelectronics Corp. ................ 4,140,000 10,399,086
Vanguard International Semiconductor Corp. ...... 414,018 1,924,040
Wan Hai Lines Ltd. ........................ 256,875 604,803
Wistron Corp. ........................... 1,112,000 4,897,404
Wiwynn Corp. ........................... 40,000 6,005,619
Yageo Corp. ............................ 619,732 6,318,592
Yang Ming Marine Transport Corp. ............. 645,000 1,004,923
Yuanta Financial Holding Co. Ltd. .............. 3,939,473 6,526,776
Zhen Ding Technology Holding Ltd. ............. 275,097 3,711,681
1,085,176,969
a
Thailand  —  1 .2%
Advanced Info Service PCL , NVDR ............. 393,200 4,106,747
Airports of Thailand PCL , NVDR ............... 1,601,700 2,531,711
Bangkok Dusit Medical Services PCL , NVDR
(a)
..... 4,067,400 2,284,247
Bumrungrad Hospital PCL , NVDR ............. 227,600 1,261,165
Central Pattana PCL , NVDR ................. 711,000 1,359,524
Charoen Pokphand Foods PCL , NVDR .......... 1,443,200 854,475
CP ALL PCL , NVDR ....................... 1,956,500 2,616,319
Delta Electronics Thailand PCL , NVDR .......... 1,144,200 11,208,633
Gulf Development PCL , Class R , NVDR ......... 1,686,941 2,989,858
Kasikornbank PCL , NVDR ................... 215,900 1,284,902
Krung Thai Bank PCL , NVDR ................ 1,275,375 1,291,123
Minor International PCL , NVDR
(a)
.............. 1,065,020 677,852
Security Shares Value
a
Thailand (continued)
PTT Exploration & Production PCL , NVDR ........ 492,884 $ 2,340,141
PTT PCL , NVDR ......................... 3,537,600 3,825,459
SCB X PCL , NVDR ....................... 297,300 1,195,859
Siam Cement PCL (The) , NVDR
(a)
............. 286,000 2,113,276
TMBThanachart Bank PCL , NVDR ............. 8,726,700 605,953
True Corp. PCL , NVDR ..................... 3,870,356 1,626,624
44,173,868
a
Total Common Stocks — 98.8%
(Cost: $ 2,315,594,072 ) ............................... 3,790,489,052
a
Preferred Stocks
South Korea  —  0 .9%
Hyundai Motor Co., Series 1 , Preference Shares , NVS 8,337 1,409,363
Hyundai Motor Co., Series 2 , Preference Shares , NVS 12,427 2,094,979
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 297,734 32,135,584
a
Total Preferred Stocks — 0.9%
(Cost: $ 6,085,129 ) .................................. 35,639,926
a
Rights
China  —  0 .0%
Kangmei Pharmaceutical Co. Ltd.
(b) (d)
........... 36,502 —
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.7%
(Cost: $ 2,321,679,201 ) ............................... 3,826,128,978
a
Short-Term Securities
Money Market Funds  —  2 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(e) (f) (g)
...................... 66,648,199 66,668,193
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(e) (f)
............................. 27,877,086 27,877,086
a
Total Short-Term Securities — 2.5%
(Cost: $ 94,543,823 ) ................................. 94,545,279
Total Investments —  102.2%
(Cost: $ 2,416,223,024 ) ............................... 3,920,674,257
Liabilities in Excess of Other Assets — ( 2 .2 ) % ............... (82,520,729)
Net Assets — 100.0% ................................. $ 3,838,153,528
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI All Country Asia ex Japan ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 43,884,537  $ 22,791,204
(a)
$ —  $ (9,004) $ 1,456  $ 66,668,193  66,648,199  $ 401,189
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 24,710,000  3,167,086
(a)
—  —  —  27,877,086  27,877,086  772,133  —
$ —  $ (9,004) $ 1,456
$ 94,545,279
$ 1,173,322  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI China Index .................................................................... 12 06/19/26 $ 388 $ (785)
MSCI Emerging Markets Index ............................................................ 133 06/19/26 10,867 169,603
$ 168,818
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 206,386,849 $ 3,584,102,203 $ — $ 3,790,489,052
Preferred Stocks ......................................... — 35,639,926 — 35,639,926
Rights ................................................ — — — —

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI All Country Asia ex Japan ETF

Level 1 Level 2 Level 3 Total
Short-Term Securities
Money Market Funds ...................................... $ 94,545,279 $ — $ — $ 94,545,279
$ 300,932,128 $ 3,619,742,129 $ — $ 3,920,674,257
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 169,603 $ — $ — $ 169,603
Liabilities
Equity Contracts ........................................... (785) — — (785)
$ 168,818 $ — $ — $ 168,818
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)